BALANCE SHEET INFORMATION - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Depreciation					$ 6,000,000.0	$ 5,500,000	$ 5,700,000
Intangible assets amortization expense	$ 500,000	$ 900,000	$ 1,000,000.0	$ 2,100,000	$ 3,300,000	$ 4,600,000	$ 3,700,000
Weighted-average remaining amortization period	9 months 18 days		9 months 18 days		10 months 24 days
Goodwill, Impairment Loss			$ 0		$ 0